RESTATEMENT OF FINANCIAL STATEMENTS (Statements of Operations) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
O-rings and rubber product sales	1,627,886	1,741,432	5,694,086	6,420,933
Freight services	22,214		92,200	288,815
Rental services	13,050		73,351	24,925
Total revenues	1,663,150	1,741,432	5,859,637	6,734,673
Cost of goods	1,006,249	923,531	3,833,272	3,794,000
Cost of services	60,483	258,206	322,106	312,293
General and administrative	308,264	406,620	1,347,856	2,120,427
Total cost of sales and operating expenses				6,226,720
Originally Reported [Member]
Revenues				6,692,833
O-rings and rubber product sales				0
Freight services				0
Rental services				0
Total revenues				6,692,833
Cost of goods				3,565,356
Cost of services				163,820
General and administrative				2,493,686
Total cost of sales and operating expenses				6,222,862
Restatement Adjustment [Member]
Revenues				(6,692,833)	[1]
O-rings and rubber product sales				6,420,933	[1]
Freight services				288,815	[1]
Rental services				24,925	[1]
Total revenues				41,840	[2]
Cost of goods				228,644	[3]
Cost of services				148,073	[3],[4]
General and administrative				(373,259)	[3]
Total cost of sales and operating expenses				$ 3,458

[1]	Reflects restatement from original presentation to present as separate line items the components of each type of revenue earned by the Company.
[2]	Reflects restatement due to the fact that the original presentation of reimbursed freight charges in Other Income was inconsistent with ASC 605-45-45-23 which calls for reimbursed out-of-pocket expenses to be presented as revenue.
[3]	Reflects restatement due to the fact that the original presentation classifying inbound freight as a general and administrative expense was inconsistent with ASC 330-10-30-1 and includes reclasses to properly classify cost of goods sold and general and administrative expenses noted during preparation of previously omitted segment reporting as per ASC 280.
[4]	Additionally, the change reflects an adjustment for a previously undiscovered immaterial footing error in the final income statement.